Income Taxes - NOL and Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Valuation allowance
Deferred tax asset valuation allowance	$ 199	$ 440
Federal
Net operating loss carryforwards
Net operating loss carryforwards	1,297
Foreign
Net operating loss carryforwards
Net operating loss carryforwards	$ 1,183